Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure
Income taxes receivable (payable)

TDS’ current income taxes balances at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Federal income taxes receivable	$66,785	$108,820
Net state income taxes receivable	3,309	4,391

Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Current
Federal	$92,887	$(87,736)	$181,579
State	8,256	11,091	11,614
Deferred
Federal	60,939	41,851	(65,970)
Federal - valuation allowance adjustment	–	(10,816)	–
State	9,910	2,208	(1,180)
State - valuation allowance adjustment	–	38,470	–
	$171,992	$(4,932)	$126,043

Income tax reconciliation

A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2015		2014		2013
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in thousands)
Statutory federal income tax expense and rate	$152,111	35.0%	$(53,278)	35.0%	$102,502	35.0%
State income taxes, net of federal benefit[1]	11,002	2.5	42,834	(28.1)	10,548	3.6
Effect of noncontrolling interests	2,791	0.6	(5,777)	3.8	(1,034)	(0.4)
Gains (losses) on investments and sale of assets[2]	–	–	–	–	14,949	5.1
Change in federal valuation allowance[3]	2,022	0.5	(8,697)	5.7	–	–
Goodwill impairment[4]	–	–	18,260	(12.0)	–	–
Other differences, net	4,066	1.0	1,726	(1.2)	(922)	(0.3)
Total income tax expense (benefit) and rate	$171,992	39.6%	$(4,932)	3.2%	$126,043	43.0%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014 TDS recorded a $38.5 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

[2]

Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.  See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.

[3]

Change in federal valuation allowance in 2015 relates primarily to losses incurred by certain entities where realization of deferred tax assets is not "more likely than not."  The decrease to income tax expense in 2014 was due to a valuation allowance reduction for federal net operating losses previously limited under loss utilization rules.

[4]

Goodwill impairment reflects an adjustment to increase income tax expense by $18.3 million related to a portion of the goodwill impairment of Suttle-Straus and the HMS reporting unit recorded in 2014 which is nondeductible for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Temporary income tax differences

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$–	$113,402
Net operating loss (“NOL”) carryforwards	137,574	135,676
Stock-based compensation	61,680	54,789
Compensation and benefits - other	37,744	11,014
Deferred rent	19,896	19,604
Other	92,787	35,523
Total deferred tax assets	349,681	370,008
Less valuation allowance	(112,357)	(113,553)
Net deferred tax assets	237,324	256,455
Deferred tax liabilities
Property, plant and equipment	672,473	667,540
Licenses/intangibles	300,669	259,865
Partnership investments	163,287	151,123
Other	–	9,724
Total deferred tax liabilities	1,136,429	1,088,252
Net deferred income tax liability	$899,105	$831,797

Deferred tax valuation allowance

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2015	2014	2013
(Dollars in thousands)
Balance at beginning of year	$113,553	$79,064	$70,502
Charged (credited) to income tax expense	(1,196)	34,489	1,954
Charged to other accounts	–	–	6,608
Balance at end of year	$112,357	$113,553	$79,064

Income tax unrecognized benefits summary

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
(Dollars in thousands)
Unrecognized tax benefits balance at beginning of year	$37,816	$30,390	$28,420
Additions for tax positions of current year	7,382	7,610	6,388
Additions for tax positions of prior years	1,783	883	1,858
Reductions for tax positions of prior years	(1,434)	(399)	(467)
Reductions for settlements of tax positions	(1,225)	(312)	(1,337)
Reductions for lapses in statutes of limitations	(5,448)	(356)	(4,472)
Unrecognized tax benefits balance at end of year	$38,874	$37,816	$30,390